SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
SEGMENT INFORMATION
Revenues	$ 1,740,920	$ 3,543,049	$ 6,323,918	$ 8,249,033	$ 11,743,218	$ 6,167,687
Interest expense	6,975		6,975	5,872	5,893	0
Income (loss) before income taxes	(986,269)	290,773	(1,922,153)	(5,201,375)	(5,601,579)	(7,467,093)
Net income (loss)	(971,341)	155,459	(1,721,978)	(5,673,230)	(536,624)	(10,360,058)
Capital expenditure			1,213,996	3,484,051	3,223,992	2,293,415
Automobile Transaction and Related Services
SEGMENT INFORMATION
Revenues	930,625	2,525,893	3,353,400	6,631,579	9,077,761	5,257,280
Interest income	467	618	1,292	1,198
Interest expense		16,451		37,587
Depreciation and amortization	429,419	1,425,441	1,470,335	4,269,755
Loss from operations	(999,958)	(1,289,884)	(2,854,231)	(3,606,376)	(3,957,831)	(6,126,494)
Income (loss) before income taxes	(700,414)	(1,069,871)	(2,071,478)	(3,520,754)	(4,682,007)	(7,009,570)
Net income (loss)	(700,414)	(1,074,410)	(2,071,478)	(3,525,304)	(4,686,573)	(7,024,200)
Capital expenditure	1,238,504	1,321,226	1,240,404	3,484,051
Online ride- hailing platform Services
SEGMENT INFORMATION
Revenues	810,295	1,017,156	2,970,518	1,617,454	2,665,457	903,254
Interest income	64	72	168	785
Interest expense		24		6,536
Depreciation and amortization	12,128	8,058	47,594	23,135
Loss from operations	(69,672)	(629,177)	(262,097)	(6,358,532)	(6,962,113)	(1,894,971)
Income (loss) before income taxes	(56,667)	(792,769)	(253,477)	(6,649,325)	(7,438,693)	(1,703,551)
Net income (loss)	(56,667)	(792,769)	(253,477)	(6,649,325)	(7,438,693)	(1,703,551)
Unallocated
SEGMENT INFORMATION
Interest income	13	81	57	389
Depreciation and amortization	21,638	3,179	63,298	9,580
Loss from operations	(259,746)	(979,941)	(1,238,849)	(1,813,645)	(3,179,759)	(2,163,082)
Income (loss) before income taxes	(229,188)	1,735,058	402,802	2,549,947	3,771,912	(3,872,915)
Net income (loss)	(229,188)	1,735,058	402,802	2,549,947	3,771,912	(3,872,912)
Consolidated
SEGMENT INFORMATION
Revenues	1,740,920	3,543,049	6,323,918	8,249,033	11,743,218	6,167,687
Interest income	544	771	1,517	2,372
Interest expense		16,475		44,123
Depreciation and amortization	463,185	1,436,678	1,581,227	4,302,470
Loss from operations	(1,329,376)	(2,899,002)	(4,355,177)	(11,778,553)	(14,099,703)	(10,265,832)
Income (loss) before income taxes	(986,269)	(127,582)	(1,922,153)	(7,620,132)	(8,348,788)	(12,648,012)
Net income (loss)	(986,269)	(132,121)	(1,922,153)	(7,624,682)	(8,353,354)	(12,662,639)
Capital expenditure	$ 1,238,504	1,321,226	$ 1,240,404	3,484,051
Discontinued P2P Business
SEGMENT INFORMATION
Revenues						7,153
Loss from operations						(81,285)
Income (loss) before income taxes						(61,976)
Net income (loss)						(61,976)
Continuing operations
SEGMENT INFORMATION
Revenues		1,660,119		3,152,592	4,913,102	2,188,840
Interest income		483		1,858
Interest expense				5,872
Depreciation and amortization		550,027		1,444,606	956,400	85,530
Loss from operations		(2,508,292)		(9,596,151)	(11,561,988)	(6,011,429)
Income (loss) before income taxes		290,773		(5,201,375)	(5,601,579)	(7,467,093)
Net income (loss)		286,234		(5,205,925)	(5,606,145)	(7,475,425)
Capital expenditure		1,321,226		3,484,051
Discontinued operations
SEGMENT INFORMATION
Revenues		1,882,930		5,096,441	6,830,116	3,978,847
Interest income		288		514
Interest expense		16,475		38,251
Depreciation and amortization		886,651		2,857,864	170,177	183,683
Loss from operations		(390,710)		(2,182,402)	(2,537,715)	(4,254,403)
Income (loss) before income taxes		(418,355)		(2,418,757)	(2,747,209)	(5,180,919)
Net income (loss)		$ (418,355)		$ (2,418,757)	$ (2,747,209)	$ (5,187,214)